INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes
INCOME TAXES

13. INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rates of 27.00% and 26.00% to income before income taxes.

For the years ended December 31,	2020	2019	2018
Loss before income taxes	$133,379	$147,137	$160,856
Statutory income tax rate	27.00%	27.00%	26.00%
Expected income tax benefit	36,012	39,727	43,431
Items not deductible for income tax purposes	—	(8)	(82)
Effect of change in tax rates	—	—	80,776
Underprovided in prior years	97,367	107,695	13,017
Unrecognized benefit of deferred tax assets	(133,379)	(147,414)	(137,142)
Income tax expense	$—	$—	$—

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the Company will generate sufficient taxable income to utilize deferred tax assets. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

For the years ended December 31,	2020	2019
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,656,168	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,218,481	4,085,102
Capital losses carried forward	993,649	999,649
Unrecognized deductible temporary differences	$8,567,138	$8,439,759

At December 31, 2020, the Company has non-capital losses of $4,218,000 (2019 - $4,085,000), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years. The non-capital losses have expiry dates as follows:

2027	$590,000	$590,000
2028	306,000	306,000
2029	487,000	487,000
2030	454,000	454,000
2031	336,000	336,000
2032	122,000	122,000
2033	213,000	213,000
2034	457,000	457,000
2035	344,000	344,000
2036	284,000	284,000
2037	184,000	184,000
2038	161,000	161,000
2039	147,000	147,000
2040	133,000	—
	$4,218,000	$4,085,000

The Company has available approximate net capital losses of $994,000 that may be carried forward indefinitely. The Company has available resource-related deductions of approximately $2,656,000 that may be carried forward indefinitely.